CAPITAL MANAGEMENT (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of objectives, policies and processes for managing capital [line items]
Debt-to-total capitalization	35.00%	36.00%
Borrowings	$ 13,512,000,000	$ 12,822,000,000
Deferred income tax liabilities, net	4,934,000,000	4,160,000,000
BEPC exchangeable and class B shares	6,163,000,000	7,430,000,000
Equity	14,225,000,000	11,725,000,000	$ 17,874,000,000	$ 17,224,000,000
The partnership	3,667,000,000	1,177,000,000
Total capitalization	38,868,000,000	36,174,000,000
Deferred financing fees	34,000,000	37,000,000
Non-recourse borrowings
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowings	13,546,000,000	12,859,000,000
Participating non-controlling interests – in operating subsidiaries
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	10,297,000,000	10,290,000,000	10,258,000,000	9,666,000,000
Participating non-controlling interests – in a holding subsidiary held by the partnership
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	$ 261,000,000	$ 258,000,000	$ 268,000,000	$ 273,000,000